As filed with the Securities and Exchange Commission on May 24, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  March 31, 2007

Item 1. Schedules of Investments.

Phocas Real Estate Fund
Schedule of Investments
March 31, 2007 (Unaudited)

Shares	COMMON STOCKS - 99.52%	Value
	Apartments - 12.82%
2,121	Archstone-Smith Trust	$115,128
1,678	AvalonBay Communities, Inc.	218,140
798	Camden Property Trust	56,107
		389,375
	Diversified- 9.90%
3,509	Digital Realty Trust, Inc.	140,009
2,277	Mission West Properties, Inc.	32,925
1,072	Vornado Realty Trust	127,933
		300,867
	Health Care - 8.46%
3,830	Nationwide Health Properties, Inc.	119,726
3,259	Ventas, Inc.	137,302
		257,028
	Hotels - 7.27%
6,742	Host Hotels & Resorts, Inc.	177,382
1,592	Sunstone Hotel Investors, Inc.	43,398
		220,780
	Manufactured Homes - 2.83%
1,595	Equity Lifestyle Properties, Inc.	86,146

	Office Property - 14.22%
858	Alexandria Real Estate Equities, Inc.	86,117
1,535	Boston Properties, Inc.	180,209
1,208	SL Green Realty Corp.	165,714
		432,040
	Regional Malls - 11.62%
728	General Growth Properties, Inc.	47,007
676	Macerich Co.	62,435
2,191	Simon Property Group, Inc.	243,749
		353,191
	Shopping Centers - 18.85%
6,043	Acadia Realty Trust	157,541
2,039	Federal Realty Investment Trust	184,774
1,784	Kimco Realty Corp.	86,952
1,715	Regency Centers Corp.	143,288
		572,555
	Storage - 4.18%
814	Public Storage, Inc.	77,061
2,483	U-Store-It Trust	49,958
		127,019
	Warehouse/Industrial - 9.37%
472	AMB Property Corp.	27,749
2,207	First Potomac Realty Trust	63,054
2,986	ProLogis	193,881
		284,684

	TOTAL COMMON STOCKS (Cost $2,921,444)	3,023,685

Shares	SHORT-TERM INVESTMENTS - 6.34%	Value

72,644	AIM Liquid Assets	72,644
120,000	AIM STIC-STIC Prime Portfolio	120,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $192,644)	192,644

	TOTAL INVESTMENTS IN SECURITIES (Cost $3,114,088) - 105.86%	3,216,329
	Liabilities in Excess of Other Assets - (5.86)%	(178,184)
	NET ASSETS - 100.00%	$3,038,145

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

Cost of investments	$3,114,088

Gross unrealized appreciation	$155,173
Gross unrealized depreciation	$(52,932)
Net unrealized appreciation	$102,241

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding  at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Phocas Small Cap Value Fund
Schedule of Investments
March 31, 2007 (Unaudited)

Shares	COMMON STOCKS - 98.45%	Value
	Aerospace & Defense - 2.80%
1,675	Herley Industries, Inc. (a)	$26,163
1,314	MTC Technologies, Inc. (a)	27,633
884	Triumph Group, Inc.	48,921
		102,717
	Auto Components - 0.86%
1,304	Aftermarket Technology Corp. (a)	31,661
	Automobiles - 0.46%
498	Winnebago Industries, Inc.	16,748
	Capital Markets - 0.51%
2,308	LaBranche & Co., Inc. (a)	18,833
	Chemicals - 5.01%
2,086	CF Industries Holdings, Inc.	80,415
1,091	Innospec, Inc.	62,885
1,564	Sensient Technologies Corp.	40,320
		183,620
	Commercial Banks - 9.58%
1,826	Banco Latinoamericano de Exportaciones, S.A. (b)	30,385
1,236	Citizens Banking Corp.	27,390
3,109	First BanCorp	41,225
2,100	First Commonwealth Financial Corp.	24,675
1,614	FNB Corp.	27,034
504	IBERIABANK Corp.	28,053
856	Intervest Bancshares Corp. (a)	24,567
1,615	National Penn Bancshares, Inc.	30,523
1,582	Republic Bancorp, Inc. - Class A	35,762
1,391	Royal Bancshares of Pennsylvania, Inc. - Class A	33,036
1,151	Vineyard National Bancorp Co.	26,519
4,377	W Holding Co., Inc.	21,885
		351,054
	Commercial Services & Supplies - 4.29%
726	Administaff, Inc.	25,555
1,041	Jackson Hewitt Tax Service, Inc.	33,499
1,491	Korn/Ferry International (a)	34,204
1,304	Labor Ready, Inc. (a)	24,763
652	United Stationers, Inc. (a)	39,068
		157,089
	Communications Equipment - 2.82%
2,757	Arris Group, Inc. (a)	38,819
1,185	Avocent Corp. (a)	31,959
570	ScanSource, Inc. (a)	15,299
1,185	Windstream Corp.	17,408
		103,485
	Construction & Engineering - 0.93%
797	URS Corp. (a)	33,944
	Construction Materials - 1.08%
5,067	U.S. Concrete, Inc. (a)	39,624

	Consumer Finance - 0.90%
763	ASTA Funding, Inc.	32,946
	Diversified Financial Services - 0.80%
2,960	Encore Capital Group, Inc. (a)	29,422
	Diversified Telecommunication Services - 1.49%
1,136	CT Communications, Inc.	27,378
1,099	SureWest Communications	27,332
		54,710
	Electric Utilities - 0.49%
619	Portland General Electric Co.	18,075
	Electrical Equipment - 0.66%
674	Preformed Line Products Co.	24,298
	Electromedical Electrotherapeutic Apparatus - 2.55%
1,304	Cutera, Inc. (a)	47,192
1,714	Syneron Medical Ltd (a)(b)	46,364
		93,556
	Electronic Equipment & Instruments - 1.68%
1,939	Brightpoint, Inc. (a)	22,182
1,861	SYNNEX Corp. (a)	39,528
		61,710
	Energy Equipment & Services - 0.75%
280	SEACOR Holdings, Inc. (a)	27,552
	Gas Utilities - 2.43%
1,025	Atmos Energy Corp.	32,062
840	Laclede Group, Inc.	26,107
615	New Jersey Resources Corp.	30,781
		88,950
	Health Care Equipment & Supplies - 1.14%
819	Orthofix International N.V. (a)(b)	41,810
	Health Care Providers & Services - 1.76%
1,150	Kindred Healthcare, Inc. (a)	37,697
2,029	Odyssey HealthCare, Inc. (a)	26,641
		64,338
	Hotels, Restaurants & Leisure - 0.82%
1,155	Monarch Casino & Resort, Inc. (a)	30,030
	Industrial Conglomerates - 1.35%
2,179	Tredegar Corp.	49,659
	Information Retrieval Services - 1.91%
4,395	Greenfield Online, Inc. (a)	69,881
	Insurance - 3.78%
950	American Physicians Capital, Inc. (a)	38,076
950	Commerce Group, Inc.	28,538
1,401	Fidelity National Title Group, Inc. - Class A	33,638
952	Safety Insurance Group, Inc.	38,194
		138,446
	Internet Software & Services - 1.16%
3,985	Internet Capital Group, Inc. - Class A (a)	42,640
	IT Services - 1.77%
2,421	Perot Systems Corp. - Class A (a)	43,263
2,198	StarTek, Inc.	21,518
		64,781
	Leisure Equipment & Products - 1.07%
1,639	JAKKS Pacific, Inc. (a)	39,172
	Machinery - 3.61%
745	Cascade Corp.	44,611
876	EnPro Industries, Inc. (a)	31,580
989	Gehl Co. (a)	25,101
813	Watts Water Technologies, Inc. - Class A	30,918
		132,210
	Media - 0.98%
938	Corus Entertainment, Inc.- Class B (b)	35,832
	Metals & Mining - 1.83%
892	Schnitzer Steel Industries, Inc. - Class A	35,832
1,917	USEC, Inc. (a)	31,151
		66,983
	Multi-line Retail - 2.50%
1,358	Bon-Ton Stores, Inc.	76,374
615	Conn's, Inc. (a)	15,221
		91,595
	Multi-Utilities & Unregulated Power - 2.17%
5,140	Dynegy, Inc. - Class A (a)	47,596
576	Integrys Energy Group, Inc.	31,974
		79,570
	Oil, Gas & Consumable Fuels - 3.75%
2,812	Brigham Exploration Co. (a)	17,491
1,324	Headwaters, Inc. (a)	28,929
2,663	Mariner Energy, Inc. (a)	50,943
6,464	Meridian Resource Corp. (a)	15,578
1,194	Rosetta Resources, Inc. (a)	24,525
		137,466
	Paper & Forest Products - 0.91%
1,342	Schweitzer-Mauduit International, Inc.	33,349
	Personal Products - 4.62%
1,569	Alberto-Culver Co.	35,899
1,895	Elizabeth Arden, Inc. (a)	41,349
1,658	Inter Parfums, Inc.	34,818
1,080	NBTY, Inc. (a)	57,283
		169,349
	Real Estate Investment Trusts - 11.58%
2,001	Acadia Realty Trust	52,166
330	Alexandria Real Estate Equities, Inc.	33,122
1,618	Digital Realty Trust, Inc.	64,558
405	Federal Realty Investment Trust	36,701
2,886	Feldman Mall Properties, Inc.	35,036
1,067	First Potomac Realty Trust	30,484
570	Mid-America Apartment Communities, Inc.	32,068
1,974	Nationwide Health Properties, Inc.	61,707
1,329	Republic Property Trust	15,270
1,085	Sunstone Hotel Investors, Inc.	29,577
1,672	U-Store-It Trust	33,641
		424,330
	Semiconductor & Semiconductor Equipment - 2.67%
1,826	Fairchild Semiconductor International, Inc. - Class A (a)	30,531
5,866	Integrated Silicon Solutions, Inc. (a)	32,674
1,658	Microsemi Corp. (a)	34,503
		97,708
	Software - 1.82%
2,346	JDA Software Group, Inc. (a)	35,260
2,456	Corel Corp. (a)(b)	31,560
		66,820
	Specialty Retail - 0.76%
338	Steiner Leisure Limited (a)(b)	15,203
1,041	United Retail Group, Inc. (a)	12,513
		27,716
	Textiles, Apparel & Luxury Goods - 4.28%
1,229	K-Swiss, Inc. - Class A	33,208
1,872	Perry Ellis International, Inc. (a)	59,885
2,243	Stride Rite Corp.	34,520
1,121	Timberland Co. (a)	29,180
		156,793
	Thrifts & Mortgage Finance - 2.12%
1,967	Flagstar Bancorp, Inc.	23,506
1,099	Provident Financial Holdings, Inc.	30,244
372	WSFS Financial Corp.	23,987
		77,737

	TOTAL COMMON STOCKS (Cost $3,418,098)	3,608,209

Shares	SHORT-TERM INVESTMENTS - 11.58%	Value

165,000	AIM Liquid Assets	165,000
165,000	AIM STIC-STIC Prime Portfolio	165,000
94,482	Fidelity Institutional Money Market Portfolio	94,482
	TOTAL SHORT-TERM INVESTMENTS (Cost $424,482)	424,482

	TOTAL INVESTMENTS IN SECURITIES (Cost $3,842,580) - 110.03%	4,032,691
	Liabilities in Excess of Other Assets - (10.03)%	(367,728)
	NET ASSETS - 100.00%	$3,664,963

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

Cost of investments	$3,842,580

Gross unrealized appreciation	$295,064
Gross unrealized depreciation	$(104,953)
Net unrealized appreciation	$190,111

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   05/21/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   05/21/2007

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date   05/23/2007

* Print the name and title of each signing officer under his or her signature.